Expense Example	Dec. 31, 2025 USD ($)
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,232
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	641
Expense Example, with Redemption, 3 Years	902
Expense Example, with Redemption, 5 Years	1,183
Expense Example, with Redemption, 10 Years	1,982
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	513
Expense Example, with Redemption, 5 Years	950
Expense Example, with Redemption, 10 Years	2,168
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	629
Expense Example, with Redemption, 5 Years	1,086
Expense Example, with Redemption, 10 Years	2,159
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	1,110
(MSIF - Counterpoint Global Portfolios) | Global Endurance Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	522
Expense Example, with Redemption, 5 Years	968
Expense Example, with Redemption, 10 Years	2,208
(MSIF - Counterpoint Global Portfolios) | Global Endurance Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	655
Expense Example, with Redemption, 3 Years	1,135
Expense Example, with Redemption, 5 Years	1,640
Expense Example, with Redemption, 10 Years	3,024
(MSIF - Counterpoint Global Portfolios) | Global Endurance Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	884
Expense Example, with Redemption, 5 Years	1,578
Expense Example, with Redemption, 10 Years	3,238
(MSIF - Counterpoint Global Portfolios) | Global Endurance Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	1,856
Expense Example, with Redemption, 5 Years	3,484
Expense Example, with Redemption, 10 Years	7,045
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	784
Expense Example, with Redemption, 10 Years	1,778
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	652
Expense Example, with Redemption, 3 Years	1,015
Expense Example, with Redemption, 5 Years	1,402
Expense Example, with Redemption, 10 Years	2,483
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio | Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	188
Expense Example, with Redemption, 3 Years	821
Expense Example, with Redemption, 5 Years	1,480
Expense Example, with Redemption, 10 Years	3,245
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	759
Expense Example, with Redemption, 5 Years	1,332
Expense Example, with Redemption, 10 Years	2,693
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	1,281
Expense Example, with Redemption, 5 Years	2,447
Expense Example, with Redemption, 10 Years	5,290
(MSIF - Counterpoint Global Portfolios) | Global Permanence Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	1,746
Expense Example, with Redemption, 5 Years	3,288
Expense Example, with Redemption, 10 Years	6,736
(MSIF - Counterpoint Global Portfolios) | Global Permanence Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	655
Expense Example, with Redemption, 3 Years	2,350
Expense Example, with Redemption, 5 Years	3,912
Expense Example, with Redemption, 10 Years	7,304
(MSIF - Counterpoint Global Portfolios) | Global Permanence Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	2,147
Expense Example, with Redemption, 5 Years	3,896
Expense Example, with Redemption, 10 Years	7,466
(MSIF - Counterpoint Global Portfolios) | Global Permanence Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	3,135
Expense Example, with Redemption, 5 Years	5,519
Expense Example, with Redemption, 10 Years	9,467
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	611
Expense Example, with Redemption, 3 Years	794
Expense Example, with Redemption, 5 Years	992
Expense Example, with Redemption, 10 Years	1,564
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,680
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	267
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,743
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,426
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	655
Expense Example, with Redemption, 3 Years	960
Expense Example, with Redemption, 5 Years	1,287
Expense Example, with Redemption, 10 Years	2,209
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	188
Expense Example, with Redemption, 3 Years	710
Expense Example, with Redemption, 5 Years	1,260
Expense Example, with Redemption, 10 Years	2,759
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	697
Expense Example, with Redemption, 5 Years	1,208
Expense Example, with Redemption, 10 Years	2,412
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	599
Expense Example, with Redemption, 10 Years	1,346
(MSIF - Counterpoint Global Portfolios) | Permanence Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	1,378
Expense Example, with Redemption, 5 Years	2,637
Expense Example, with Redemption, 10 Years	5,645
(MSIF - Counterpoint Global Portfolios) | Permanence Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	641
Expense Example, with Redemption, 3 Years	1,985
Expense Example, with Redemption, 5 Years	3,277
Expense Example, with Redemption, 10 Years	6,290
(MSIF - Counterpoint Global Portfolios) | Permanence Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	2,680
Expense Example, with Redemption, 5 Years	4,778
Expense Example, with Redemption, 10 Years	8,111
(MSIF - Counterpoint Global Portfolios) | Permanence Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	1,881
Expense Example, with Redemption, 5 Years	3,540
Expense Example, with Redemption, 10 Years	7,141
(MSIF - Counterpoint Global Portfolios) | Vitality Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	2,702
Expense Example, with Redemption, 5 Years	4,874
Expense Example, with Redemption, 10 Years	8,855
(MSIF - Counterpoint Global Portfolios) | Vitality Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	650
Expense Example, with Redemption, 3 Years	4,097
Expense Example, with Redemption, 5 Years	6,550
Expense Example, with Redemption, 10 Years	10,017
(MSIF - Counterpoint Global Portfolios) | Vitality Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	3,978
Expense Example, with Redemption, 5 Years	6,586
Expense Example, with Redemption, 10 Years	10,065
(MSIF - Counterpoint Global Portfolios) | Vitality Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	3,731
Expense Example, with Redemption, 5 Years	6,326
Expense Example, with Redemption, 10 Years	10,008
(MSIF - Opportunity Portfolios) | Asia Opportunity Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	698
Expense Example, with Redemption, 10 Years	1,561
(MSIF - Opportunity Portfolios) | Asia Opportunity Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	665
Expense Example, with Redemption, 3 Years	986
Expense Example, with Redemption, 5 Years	1,329
Expense Example, with Redemption, 10 Years	2,294
(MSIF - Opportunity Portfolios) | Asia Opportunity Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	323
Expense Example, with Redemption, 3 Years	723
Expense Example, with Redemption, 5 Years	1,250
Expense Example, with Redemption, 10 Years	2,496
(MSIF - Opportunity Portfolios) | Asia Opportunity Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	1,494
(MSIF - Opportunity Portfolios) | Developing Opportunity Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	534
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	2,201
(MSIF - Opportunity Portfolios) | Developing Opportunity Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	671
Expense Example, with Redemption, 3 Years	1,136
Expense Example, with Redemption, 5 Years	1,627
Expense Example, with Redemption, 10 Years	2,973
(MSIF - Opportunity Portfolios) | Developing Opportunity Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	329
Expense Example, with Redemption, 3 Years	870
Expense Example, with Redemption, 5 Years	1,536
Expense Example, with Redemption, 10 Years	3,142
(MSIF - Opportunity Portfolios) | Developing Opportunity Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	3,906
Expense Example, with Redemption, 5 Years	6,535
Expense Example, with Redemption, 10 Years	10,099
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	643
Expense Example, with Redemption, 3 Years	892
Expense Example, with Redemption, 5 Years	1,160
Expense Example, with Redemption, 10 Years	1,925
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio | Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	513
Expense Example, with Redemption, 5 Years	917
Expense Example, with Redemption, 10 Years	2,047
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	2,086
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
(MSIF - Opportunity Portfolios) | International Advantage Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,235
(MSIF - Opportunity Portfolios) | International Advantage Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	650
Expense Example, with Redemption, 3 Years	915
Expense Example, with Redemption, 5 Years	1,200
Expense Example, with Redemption, 10 Years	2,010
(MSIF - Opportunity Portfolios) | International Advantage Portfolio | Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	188
Expense Example, with Redemption, 3 Years	657
Expense Example, with Redemption, 5 Years	1,152
Expense Example, with Redemption, 10 Years	2,516
(MSIF - Opportunity Portfolios) | International Advantage Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	1,103
Expense Example, with Redemption, 10 Years	2,187
(MSIF - Opportunity Portfolios) | International Advantage Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	588
Expense Example, with Redemption, 10 Years	1,310
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	655
Expense Example, with Redemption, 3 Years	930
Expense Example, with Redemption, 5 Years	1,226
Expense Example, with Redemption, 10 Years	2,064
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio | Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	188
Expense Example, with Redemption, 3 Years	850
Expense Example, with Redemption, 5 Years	1,536
Expense Example, with Redemption, 10 Years	3,367
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	660
Expense Example, with Redemption, 5 Years	1,133
Expense Example, with Redemption, 10 Years	2,247
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	648
Expense Example, with Redemption, 10 Years	1,463
(MSIF - Applied Equity Portfolios) | Global Concentrated Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,278
(MSIF - Applied Equity Portfolios) | Global Concentrated Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	653
Expense Example, with Redemption, 3 Years	924
Expense Example, with Redemption, 5 Years	1,216
Expense Example, with Redemption, 10 Years	2,042
(MSIF - Applied Equity Portfolios) | Global Concentrated Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	652
Expense Example, with Redemption, 5 Years	1,119
Expense Example, with Redemption, 10 Years	2,219
(MSIF - Applied Equity Portfolios) | Global Concentrated Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	1,534
Expense Example, with Redemption, 5 Years	2,913
Expense Example, with Redemption, 10 Years	6,120
(MSIF - Applied Equity Portfolios) | Global Core Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	801
Expense Example, with Redemption, 10 Years	1,819
(MSIF - Applied Equity Portfolios) | Global Core Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	655
Expense Example, with Redemption, 3 Years	1,030
Expense Example, with Redemption, 5 Years	1,429
Expense Example, with Redemption, 10 Years	2,542
(MSIF - Applied Equity Portfolios) | Global Core Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	773
Expense Example, with Redemption, 5 Years	1,360
Expense Example, with Redemption, 10 Years	2,755
(MSIF - Applied Equity Portfolios) | Global Core Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	3,161
Expense Example, with Redemption, 5 Years	5,556
Expense Example, with Redemption, 10 Years	9,498
(MSIF - Applied Equity Portfolios) | US Core Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	1,066
(MSIF - Applied Equity Portfolios) | US Core Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	634
Expense Example, with Redemption, 3 Years	865
Expense Example, with Redemption, 5 Years	1,115
Expense Example, with Redemption, 10 Years	1,827
(MSIF - Applied Equity Portfolios) | US Core Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	292
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,021
Expense Example, with Redemption, 10 Years	2,014
(MSIF - Applied Equity Portfolios) | US Core Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,287
(MSIF - Growth Portfolio - Class IR) | Growth Portfolio | Class IR
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	2,089
Expense Example, with Redemption, 5 Years	3,900
Expense Example, with Redemption, 10 Years	7,668
(MSIF - Opportunity Portfolios - Class IR) | Global Opportunity Portfolio | Class IR
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,231
(MSIF - Opportunity Portfolios - Class IR) | International Opportunity Portfolio | Class IR
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	3,054
Expense Example, with Redemption, 5 Years	5,403
Expense Example, with Redemption, 10 Years	9,369
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	1,333
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	646
Expense Example, with Redemption, 3 Years	929
Expense Example, with Redemption, 5 Years	1,233
Expense Example, with Redemption, 10 Years	2,095
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	591
Expense Example, with Redemption, 5 Years	1,029
Expense Example, with Redemption, 10 Years	2,249
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	823
Expense Example, with Redemption, 5 Years	1,469
Expense Example, with Redemption, 10 Years	2,831
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	1,610
Expense Example, with Redemption, 5 Years	3,058
Expense Example, with Redemption, 10 Years	6,374
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Leaders Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	683
Expense Example, with Redemption, 10 Years	1,541
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Leaders Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	655
Expense Example, with Redemption, 3 Years	980
Expense Example, with Redemption, 5 Years	1,328
Expense Example, with Redemption, 10 Years	2,305
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Leaders Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	726
Expense Example, with Redemption, 5 Years	1,266
Expense Example, with Redemption, 10 Years	2,535
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Leaders Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	639
Expense Example, with Redemption, 5 Years	1,207
Expense Example, with Redemption, 10 Years	2,756
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	618
Expense Example, with Redemption, 10 Years	1,383
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	655
Expense Example, with Redemption, 3 Years	958
Expense Example, with Redemption, 5 Years	1,283
Expense Example, with Redemption, 10 Years	2,200
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio | Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	188
Expense Example, with Redemption, 3 Years	823
Expense Example, with Redemption, 5 Years	1,484
Expense Example, with Redemption, 10 Years	3,254
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	804
Expense Example, with Redemption, 5 Years	1,421
Expense Example, with Redemption, 10 Years	2,768
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,252
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Passport Overseas Equity Portfolio | Class IR
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	2,707
Expense Example, with Redemption, 5 Years	4,889
Expense Example, with Redemption, 10 Years	8,875
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Emerging Markets Leaders Portfolio | Class IR
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	4,546
Expense Example, with Redemption, 5 Years	7,254
Expense Example, with Redemption, 10 Years	10,248
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Emerging Markets Portfolio | Class IR
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	3,321
Expense Example, with Redemption, 5 Years	5,781
Expense Example, with Redemption, 10 Years	9,672
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	642
Expense Example, with Redemption, 3 Years	889
Expense Example, with Redemption, 5 Years	1,155
Expense Example, with Redemption, 10 Years	1,914
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio | Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	2,084
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	2,083
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	410
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,751
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	636
Expense Example, with Redemption, 3 Years	1,018
Expense Example, with Redemption, 5 Years	1,423
Expense Example, with Redemption, 10 Years	2,554
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	687
Expense Example, with Redemption, 5 Years	1,233
Expense Example, with Redemption, 10 Years	2,726
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	746
Expense Example, with Redemption, 5 Years	1,326
Expense Example, with Redemption, 10 Years	2,720
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	1,105
Expense Example, with Redemption, 5 Years	2,135
Expense Example, with Redemption, 10 Years	4,717
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	583
Expense Example, with Redemption, 10 Years	1,306
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	645
Expense Example, with Redemption, 3 Years	898
Expense Example, with Redemption, 5 Years	1,170
Expense Example, with Redemption, 10 Years	1,946
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio | Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	183
Expense Example, with Redemption, 3 Years	596
Expense Example, with Redemption, 5 Years	1,034
Expense Example, with Redemption, 10 Years	2,253
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	781
Expense Example, with Redemption, 5 Years	1,380
Expense Example, with Redemption, 10 Years	2,642
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	1,206
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Resilience Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	3,049
Expense Example, with Redemption, 5 Years	5,400
Expense Example, with Redemption, 10 Years	9,369
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Resilience Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	641
Expense Example, with Redemption, 3 Years	3,826
Expense Example, with Redemption, 5 Years	6,200
Expense Example, with Redemption, 10 Years	9,820
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Resilience Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	3,739
Expense Example, with Redemption, 5 Years	6,291
Expense Example, with Redemption, 10 Years	9,908
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Resilience Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	3,505
Expense Example, with Redemption, 5 Years	6,037
Expense Example, with Redemption, 10 Years	$ 9,848